Filed pursuant to Rule 497(e) Registration Nos. 033-38074 and 811-06260

QUAKER INVESTMENT TRUST

Quaker Event Arbitrage Fund
QEAAX, QEACX, QEAIX

Quaker Global Tactical Allocation Fund
QTRAX, QTRCX, QTRIX

Quaker Mid-Cap Value Fund
QMCVX, QMCCX, QMVIX

Quaker Small-Cap Value Fund
QUSVX, QSVCX, QSVIX

Quaker Strategic Growth Fund
QUAGX, QAGCX, QAGIX

Each a series of Quaker Investment Trust (the “Trust”)

Supplement dated January 12, 2018 to the
 Prospectus and Summary Prospectuses dated October 30, 2017

This supplement provides information with respect to the following management changes for the Quaker Event Arbitrage Fund, the Quaker Global Tactical Allocation Fund, the Quaker Mid-Cap Value Fund, the Quaker Small‑Cap Value Fund, and the Quaker Strategic Growth Fund (each, a “Fund,” and collectively, the “Funds”):

•
Community Capital Management, Inc. (“Community Capital”) serves as the investment adviser to the Quaker Global Tactical Allocation Fund, the Quaker Mid-Cap Value Fund, the Quaker Small‑Cap Value Fund, and the Quaker Strategic Growth Fund.

•
Todd Cohen, Elliot Gilfarb, Andrew J. Cohen, and Thomas R. Lott, each of Community Capital, serve as the portfolio managers of the Quaker Global Tactical Allocation Fund, the Quaker Mid-Cap Value Fund, the Quaker Small-Cap Value Fund, and the Quaker Strategic Growth Fund.

•	Camelot Portfolios, LLC (“Camelot”) serves as the investment adviser to the Quaker Event Arbitrage Fund.

•	Thomas Kirchner and Paul Hoffmeister, each of Camelot, serve as the portfolio managers of the Quaker Event Arbitrage Fund

•	Quaker Funds, Inc. (“QFI”) no longer serves as the investment adviser to the Funds.

•
Los Angeles Capital Management and Equity Research, Inc. no longer serves as sub-adviser to the Quaker Strategic Growth Fund. Kennedy Capital Management, Inc. no longer serves as sub-adviser to the Quaker Mid-Cap Value Fund. AJO, LP no longer serves as sub-adviser to the Quaker Small-Cap Value Fund.

Community Capital and Camelot each serves as an investment adviser pursuant to separate interim investment advisory agreements (each, an “Interim Agreement”) approved by the Board of Trustees (the “Board”) of the Trust, on behalf of the respective Funds, pursuant to Rule 15a-4 under the Investment Company Act of 1940, as amended, effective January 1, 2018. Each Interim Agreement contains substantially the same terms as the prior investment advisory agreement between QFI and the Trust, except that each Interim Agreement has a term lasting no more than 150 days. Shareholders of each Fund, other the Quaker Event Arbitrage Fund, will be asked to approve a new investment advisory agreement at a special meeting of shareholders expected to be held in the second quarter of 2018. Prior to this special meeting, shareholders will receive detailed information regarding the approval of the new investment advisory agreement. The Funds’ investment objectives, principal investment strategies and investment policies remain unchanged.  Subject to further approvals, it is anticipated that shareholders of the Quaker Event Arbitrage Fund will be asked to approve the reorganization of the Fund into another fund family (the “Reorganization”) at a separate special meeting expected to be held in the second quarter of 2018.  If the Reorganization is approved, Camelot (or an affiliate thereof) and the named portfolio managers will continue to manage the Fund. The Fund’s investment objectives, principal investment strategies and investment policies remain unchanged.

Disclosures in the Prospectus are hereby revised as set forth below.

The information in the Prospectus under the heading “Investment Adviser” in the Fund Summary for the Quaker Event Arbitrage Fund on page 5 is replaced with the following:

INVESTMENT ADVISER

Camelot Portfolios, LLC (“Camelot”) serves as interim investment adviser to the Fund.

PORTFOLIO MANAGERS

Thomas F. Kirchner, co-Portfolio Manager of Camelot, has been responsible for the day-to-day management of the Fund since 2003.  Paul Hoffmeister, co-Portfolio Manager of the Camelot, has been responsible for the day-to-day management of the Fund since January 2018.

The information in the Prospectus under the headings “Investment Adviser” in the Fund Summaries for the Quaker Global Tactical Allocation Fund, the Quaker Mid-Cap Value Fund, the Quaker Small-Cap Value Fund, and the Quaker Strategic Growth Fund on pages 11, 14, 17, and 20 is replaced with the following:

INVESTMENT ADVISER

Community Capital Management, Inc. (“Community Capital” or the “Adviser”) serves as interim investment adviser to the Fund.

PORTFOLIO MANAGERS

Todd Cohen, Elliot Gilfarb, Andrew J. Cowen, and Thomas R. Lott, Co-Portfolio Managers of Community Capital, have been jointly and primarily responsible for the day-to-day management of the Fund since January 2018.

The information under the heading “Management of the Funds” beginning on page 34 is replaced with the following:

INVESTMENT ADVISERS

Community Capital Management, Inc.
Community Capital Management, Inc. (“Community Capital”) serves as the investment adviser for the Quaker Global Tactical Allocation Fund, the Quaker Mid-Cap Value Fund, the Quaker Small-Cap Value Fund, and the Quaker Strategic Growth Fund. Community Capital is a registered investment adviser founded in November 1998, with headquarters at 2500 Weston Road, Suite 101, Weston, Florida 33331. Community Capital currently serves as investment adviser to another registered investment company and to other clients, including separate accounts. As of December 31, 2017, Community Capital had approximately $2.5 billion in assets under management.

Subject to the supervision of the Board, Community Capital was appointed to serve as the investment adviser to the Quaker Global Tactical Allocation Fund, the Quaker Mid-Cap Value Fund, the Quaker Small Cap Value Fund, and the Quaker Strategic Growth Fund, pursuant to an Interim Investment Advisory Agreement with the Trust on behalf of the Funds (the “Community Capital Interim Agreement”). The Community Capital Interim Agreement will remain in effect for 150 days from its effectiveness, or until Fund shareholders approve a new, permanent investment advisory agreement (“New Advisory Agreement”), whichever is earlier. On November 16, 2017, the Board approved the New Advisory Agreement between the Trust and Community Capital and recommended that the New Advisory Agreement be submitted to Fund shareholders for approval. The New Advisory Agreement will take effect upon its approval by shareholders.

The terms and conditions of the Community Capital Interim Agreement are identical in all material respects to those of the original investment advisory agreement between the Trust and QFI, the Funds' previous investment adviser (“Original Agreement”), except for the effective period and termination provisions. The terms and conditions of the New Advisory Agreement are substantively the same as the Original Agreement.  For its services to the Funds, Community Capital is entitled to receive an annual fee as follows:

Name of Fund	Total Advisory Fee Paid as a Percentage of Average Net Assets
Quaker Global Tactical Allocation Fund	0.75%
Quaker Mid-Cap Value Fund	0.75%
Quaker Small-Cap Value Fund	0.90%
Quaker Strategic Growth Fund	0.75%

During the term of the Community Capital Interim Agreement, Community Capital has entered into a fee waiver and expense limitation agreement with respect to the Quaker Global Tactical Allocation Fund. Any waivers and reimbursements made by Community Capital are subject to recoupment by it within three (3) years following the time at which Community Capital waived fees and/or assumed expenses for the Fund, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio.

Camelot Portfolios, LLC
Camelot Portfolios, LLC, 1700 Woodlands Drive, Maumee, OH 43537 (“Camelot”), a registered investment adviser founded in 2008, serves as the investment adviser to the Quaker Event Arbitrage Fund. Camelot currently serves as an investment adviser to other investment companies and clients, including separate accounts. As of December 31, 2017, Camelot had approximately $450 million in assets under management.

Subject to the supervision of the Trust’s Board, Camelot was appointed to serve as the investment adviser to the Quaker Event Arbitrage Fund, pursuant to an Interim Investment Advisory Agreement with the Trust on behalf of the Fund (“Camelot Interim Agreement”). The Camelot Interim Agreement will remain in effect for 150 days from its effectiveness, or until Fund shareholders approve the reorganization of the Fund into another fund family (the “Reorganization”).  If the Reorganization is approved by the applicable fund boards and the Fund’s shareholders, Camelot (or an affiliate thereof) and the named portfolio managers will continue to manage the Fund.

The terms and conditions of the Camelot Interim Agreement are identical in all material respects to those of the Original Agreement, except for the effective period and termination provisions. For its services to the Fund, Camelot is entitled to receive an annual fee rate of 1.30%.

During the term of the Camelot Interim Agreement, Camelot has entered into fee waiver and expense limitation agreement with respect to the Quaker Event Arbitrage Fund. Any waivers and reimbursements made by Camelot are subject to recoupment by it within three (3) years following the time at which Camelot waived fees and/or assumed expenses for the Fund, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio.

The information under the heading “Sub-Advisers and Portfolio Managers” beginning on page 34 is replaced with the following:

PORTFOLIO MANAGERS

QUAKER EVENT ARBITRAGE FUND

The following portfolio managers are primarily responsible for the day-to-day portfolio management of the Quaker Event Arbitrage Fund:

Thomas F. Kirchner – Mr. Kirchner is Co-Portfolio responsible for the day-to-day management of the Funds.  From 2009-2017, prior to joining Camelot, Mr. Kirchner served as co-portfolio manager to the Fund while it was managed by QFI. From 2003-2009, prior to joining QFI following the reorganization of the Pennsylvania Avenue Fund into the Quaker Event Arbitrage Fund, Mr. Kirchner was the founder of Pennsylvania Avenue Advisers LLC (“Pennsylvania Avenue”) and the portfolio manager of the Pennsylvania Avenue Fund, a series of the Pennsylvania Avenue Funds.  Prior to establishing Pennsylvania Avenue, from 1996-1999, Mr. Kirchner worked as a Bond Trader and Financial Engineer for Banque Nationale de Paris S.A.  From 1999-2004, Mr. Kirchner was retained by Fannie Mae as a Financial Engineer.  Mr. Kirchner is a graduate of Kings College, University of London; Institut d’Etudes Politiques de Paris and University of Chicago Booth School of Business.

Paul Hoffmeister – Mr. Hoffmeister is Co-Portfolio Manager responsible for the day-to-day management of the Fund. Prior to joining Camelot in 2018, Mr. Hoffmeister served as portfolio strategist, and eventually co-portfolio manager, at QFI beginning in 2010. He served as the Chief Economist of Bretton Woods Research between 2006 and 2014, and Director of Market Strategy at Polyconomics from 2004-2006. He is an economic counsel to Bretton Woods Research and is a graduate of Georgetown University with a BS in Accounting and Finance.

QUAKER GLOBAL TACTICAL ALLOCATION FUND, THE QUAKER MID-CAP VALUE FUND, THE QUAKER SMALL-CAP VALUE FUND, AND THE QUAKER STRATEGIC GROWTH FUND

The following portfolio managers are primarily responsible for the day-to-day portfolio management of the Quaker Global Tactical Allocation Fund, the Quaker Mid-Cap Value Fund, the Quaker Small-Cap Value Fund, and the Quaker Strategic Growth Fund:

Todd Cohen – Mr. Cohen is Co-Portfolio Manager responsible for day-to-day management of the Funds. Mr. Cohen founded Community Capital in 1998 and serves as its Chief Executive Officer and Chief Investment Officer.  Prior to founding CCM, Todd co-founded SunCoast Capital Group, Ltd., an institutional, fixed income broker/dealer. Mr. Cohen received his B.S. in Finance from the University of Florida. He holds FINRA licenses: Series 6 & 7.

Elliot Gilfarb, CFA – Mr. Gilfarb is Co-Portfolio Manager responsible for day-to-day management of the Funds. Mr. Gilfarb joined Community Capital in 2006 and is a senior portfolio manager.  Prior to joining Community Capital, Mr. Gilfarb worked at Morgan Stanley as a financial advisor.  Mr. Gilfarb received his B.S. in Finance from the University of Florida and is a CFA Charterholder. He holds FINRA licenses: Series 7, 63 & 66.

Andrew J. Cowen – Mr. Cowen is Co-Portfolio Manager responsible for day-to-day management of the Funds. Mr. Cowen joined Community Capital in June 2017 as Portfolio Manager. From 2012-June 2017, Mr. Cowen was managing member, chief investment officer and chief compliance officer of Badge Investment Partners. Prior thereto, Mr. Cowen was an analyst at Raptor Group from 2010-2011 and a partner and principal at Tricadia Capital from 2005-2010. Mr. Cowen holds a B.S. in Economics from the Wharton School of the University of Pennsylvania and an MBA from the Massachusetts Institute of Technology.

Thomas R. Lott – Mr. Lott is Co-Portfolio Manager responsible for day-to-day management of the Funds. Mr. Lott joined Community Capital in June 2017 as Portfolio Manager. From 2012-June 2017, Mr. Lott served as managing member of Badge Investment Partners. Prior to joining Badge Investment Partners, Mr. Lott served as Portfolio Manager and Director of Research for Gracie Capital from 2003-2010, and owner/manager of Interactive Financial from 2010-2012. Mr. Lott graduated Magna Cum Laude from Vanderbilt University in 1993, and earned an MBA from the J.L. Kellogg School of Management at Northwestern University in 1999.

MORE ABOUT THE PORTFOLIO MANAGERS

The Trust’s Statement of Additional Information (“SAI”) provides additional information about each Fund’s respective portfolio manager compensation, other accounts managed and respective ownership of securities in the applicable Fund.

*      *      *      *      *

This supplement supersedes and replaces the Supplement dated December 28, 2017 to the
Summary Prospectus, Prospectus and Statement of Additional Information.

Please retain this supplement with your Prospectus for future reference.